REVENUE - Schedule of Disaggregation of Revenue by Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 2,454,877	$ 2,415,689	$ 2,095,939
United States dollar (USD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	1,586,239	1,610,539	1,514,822
European euro (EUR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	289,789	305,061	251,865
Brazilian real (BRL)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	103,379	115,212	58,822
Argentine peso (ARS)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	101,992	83,609	74,311
Mexican peso (MXN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	53,965	79,099	73,749
Pound sterling (GBP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	110,279	71,672	35,094
Saudi riyal (SAR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	80,365	43,250	6,345
Chilean peso (CLP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	25,363	29,072	33,034
Peruvian Sol
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	14,630	15,771	13,380
Canadian dollar (CAD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	14,907	15,230	3,743
Colombian peso (COP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	17,577	14,874	17,392
Indian rupee (INR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	13,351	8,910	3,596
United Arab Emirates dirham (AED)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	17,617	7,056	0
Australian dollar (AUD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	10,838	6,223	8,873
South African rand (ZAR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	7,522	3,912	0
Uruguayan peso (UYU)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	3,095	2,984	0
Swiss franc (CHF)
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	1,836	2,344	551
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL	$ 2,133	$ 871	$ 362